Supplemental Disclosures Of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Disclosures Of Cash Flow Information [Abstract]
Interest			$ 22,520	$ 23,974	$ 17,648
Income taxes			92,131	43,513	65,974
Pawn loans forfeited and transferred to merchandise held for disposition	237,685	257,278	350,122	334,869	297,045
Pawn loans renewed	197,781	206,412	279,553	207,661	134,539
Consumer loans renewed	487,258	471,415	629,516	571,651	416,168
Liabilities assumed in acquisitions			1,207	333	1,602
Fair value of shares paid for acquisition			0	0	10,854
Capitalized interest on software development			0	558	730
Shares Received For Payment Of Receivables			383	0	0
Release Of Minority Shareholders From Contingent Liability			$ 2,758	$ 0	$ 0